Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC  20004
Tel.  202.739.3000
Fax: 202.739.3001
www.morganlewis.com


June 3, 2009


U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549


Re:  The Advisors' Inner Circle Fund II (File Nos. 033-50718 and 811-07102)
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Ladies and Gentlemen:

On behalf of The Advisors' Inner Circle Fund II (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter certifying that the form of Prospectuses and Statements of Additional Information for the Trust's Hancock Horizon Strategic Income Bond Fund, Hancock Horizon Value Fund, Hancock Horizon Growth Fund, Hancock Horizon Diversified International Fund, Hancock Horizon Quantitative Long/Short Fund, Hancock Horizon Burkenroad Fund, Hancock Horizon Government Money Market Fund, SmartGrowth(R) Lipper(R) Optimal Conservative Index Fund, SmartGrowth(R) Lipper(R) Optimal Moderate Index Fund and SmartGrowth(R) Lipper(R) Optimal Growth Index Fund that would have been filed under Rule 497(c) would not have differed from that contained in the Trust's Post-Effective Amendment No. 86, which was filed with the U.S. Securities and Exchange Commission via EDGAR accession number 0001135428-09-000212 on May 29, 2009.

Please do not hesitate to contact me at 215.963.5037 should you have any questions.

Very truly yours,


/s/ Timothy W. Levin
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Timothy W. Levin